CONDENSED STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical) (USD $)	12 Months Ended	17 Months Ended	12 Months Ended
	Dec. 31, 2008 COMMON STOCK	Dec. 31, 2006 Founders COMMON STOCK	Dec. 31, 2010 PREFERRED STOCK
Issuance of common shares to founder		$ 0.0001
Stock issuance costs	$ 141,646		$ 1,299,770